RECLASSIFICATION OF COMPARATIVE FIGURES (Narrative) (Details)	12 Months Ended
Jan. 31, 2021 USD ($)
Disclosure of reclassifications or changes in presentation [abstract]
Amount of reclassified adjustment from general and administration expenses to cost of sales	$ 184,655